Post-Employment Benefits - Summary of Asset Allocation by Asset Type and Geography (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 3,114	kr 2,637
Equity securities	14,752	11,994
Debt securities	50,948	48,857
Real estate	5,946	5,021
Investment funds	3,513	4,341
Assets held by insurance company	1,597	1,409
Other	1,485	1,352
Fair value of plan assets	kr 81,355	kr 73,611
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	64.00%	74.00%
Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	33.00%	45.00%
Equity securities [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	58.00%	58.00%
Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	44.00%	45.00%
Real estate [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Assets held by insurance company [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Other [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	69.00%	72.00%
Sweden [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 1,100	kr 1,117
Equity securities	7,619	5,635
Debt securities	14,427	13,570
Real estate	5,157	4,338
Investment funds	1,782	2,153
Other	(209)	154
Fair value of plan assets	29,876	26,967
US [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	500	575
Equity securities	659	655
Debt securities	15,817	14,557
Investment funds	1,247	1,495
Other	31	45
Fair value of plan assets	18,254	17,327
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	1,468	911
Equity securities	3,823	3,469
Debt securities	12,705	11,745
Real estate	195	152
Investment funds		274
Other	1,236	775
Fair value of plan assets	19,427	17,326
Other Countries [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	46	34
Equity securities	2,651	2,235
Debt securities	7,999	6,985
Real estate	594	531
Investment funds	484	419
Assets held by insurance company	1,597	1,409
Other	427	378
Fair value of plan assets	kr 13,798	kr 11,991